LOSS BEFORE INCOME TAX (Details) ¥ in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Crediting:
Finance costs		$ 4	¥ 30	¥ 44	$ 7		¥ 48		¥ (191)		¥ 166
Continuing Operation [Member]
Crediting:
Finance income		(6)	(42)	(3)	(1)		(5)		(13)		(13)
- Property, plant and equipment			2	3	1		5		29		62
- Right-of-use assets		49	356	354	98		691		700		719
Expense relating to short-term leases (Note 11)					28		194		353		601
- Financial assets at fair value through profit or loss											45,816
- Derivative financial liabilities		531	3,862	(86)	(120)		(847)		(1,007)		(7,467)
Expenses related to share-based payment					435		3,074
Consultants share option expense									16,152
Issuance expense related to placement											1,579
Other income				(500)	(529)		(3,742)		(699)		(599)
Finance costs		4	30	44	7		48		(191)		166
Employee benefit expenses					168		1,192		1,171		1,517
Depreciation:
Expense relating to short-term leases		13	97	97
- Derivative financial liabilities		(531)	(3,862)	86	120		847		1,007		7,467
Discontinued operations [member]
Crediting:
Finance income				(8,098)	(1,241)		(8,785)		(15,594)		(16,922)
- Property, plant and equipment				103	14		95		275		448
- Right-of-use assets				359	50		359		713		647
Expense relating to short-term leases (Note 11)					18		129		137
Other income				(142)	20		142		(205)		782
Finance costs				1,886	270		1,906		3,586		4,193
Employee benefit expenses	[1]				701		4,960		9,416		9,979
Cost of sales:
- Sales of water treatment equipment									94
- Construction service				2,423	345		2,435		8,580		12,876
- Opeartion and maintenance services				256	43		307				162
- Operation services related to service concession arrangement				2,697	442		3,130		5,811		5,067
- Construction services related to service concession arrangement											389
Total				5,376	830		5,872		14,485		18,494
Amortization of intangible assets				395	65	[2]	460	[2]	813	[2]	884	[2]
Impairment losses on financial assets:
- Trade receivables					54		383		(3,989)		3,840
- Contract assets				3,546	501		3,545		171		357
- Other receivables					848		6,003		2,745		239
- Amount due from related companies											¥ (1,106)
Depreciation:
Expense relating to short-term leases				112
- Trade receivables				388
- Other receivables				¥ 6,829

[1]	The employee benefit expenses allocated to cost of sales amounted to CNY2,772, CNY1,418 and CNY870 (US$123), selling and distribution expenses amounted to CNY159, CNY111, CNY70 (US$10) and administrative expenses amounted to CNY8,565, CNY9,058 and CNY5,212 (US$736) on the consolidated statements of profit or loss for the years ended December 31, 2021, 2022 and 2023.
[2]	The amortization of intangible assets allocated to cost of sales amounted to CNY730, CNY730 and CNY425 (US$60) and administrative expenses amounted to CNY154, CNY83 and CNY35 (US$5) on the consolidated statements of profit or loss for the years ended December 31, 2021, 2022 and 2023.